Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Nov. 13, 2023	May 31, 2016	Nov. 30, 2023	Aug. 31, 2016	Feb. 29, 2024	Nov. 30, 2016	May 31, 2024	Feb. 28, 2017	Aug. 31, 2024	May 31, 2017	Nov. 30, 2024	Aug. 31, 2017	Feb. 28, 2025	Nov. 30, 2017	May 31, 2025	Feb. 28, 2018	Aug. 31, 2025	May 31, 2018	Nov. 30, 2025	Aug. 31, 2018	Feb. 28, 2026	Nov. 30, 2018	May 31, 2026	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000005486
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,343		$ 10,223		$ 10,659		$ 10,944		$ 11,183		$ 11,450		$ 11,511		$ 11,517		$ 11,731		$ 11,391		$ 11,743	$ 11,873	$ 12,332	$ 12,674	$ 12,579	$ 12,565	$ 13,567	$ 14,068	$ 14,602	$ 15,240	$ 15,649	$ 15,452	$ 14,974	$ 14,204	$ 13,702	$ 13,837	$ 13,839	$ 14,059	$ 14,490	$ 14,620	$ 15,475	$ 15,819	$ 16,519	$ 16,863	$ 16,913	$ 17,032	$ 17,815	$ 18,358	$ 19,047	$ 19,450
C000005487
Account Value [Line Items]
Accumulated Value		10,000		10,333		10,207		10,632		10,913		11,139		11,402		11,456		11,456		11,664		11,317		11,661	11,784	12,234	12,562	12,461	12,433	13,423	13,907	14,423	15,049	15,440	15,237	14,759	13,987	13,489	13,614	13,607	13,815	14,221	14,340	15,174	15,504	16,173	16,503	16,555	16,651	17,401	17,925	18,586	18,970
C000005488
Account Value [Line Items]
Accumulated Value		10,000		10,329		10,191		10,612		10,888		11,103		11,361		11,402		11,396		11,598		11,244		11,573	11,689	12,132	12,453	12,339	12,311	13,283	13,752	14,251	14,859	15,240	15,030	14,546	13,778	13,274	13,389	13,371	13,577	13,961	14,078	14,880	15,196	15,850	16,156	16,195	16,280	17,000	17,497	18,140	18,497
C000244819
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 514,075		$ 544,623		$ 557,110		$ 581,715		$ 594,201		$ 596,599		$ 600,816		$ 628,422		$ 647,977		$ 672,630		$ 687,270
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000		10,232		9,908		10,008		10,158		10,283		10,227		10,059		10,120		10,175		10,089		10,378	10,768	11,210	11,178	11,590	11,781	11,936	11,992	11,750	11,734	11,925	11,854	11,440	10,769	10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000		10,232		9,908		10,008		10,158		10,283		10,227		10,059		10,120		10,175		10,089		10,378	10,768	11,210	11,178	11,590	11,781	11,936	11,992	11,750	11,734	11,925	11,854	11,440	10,769	10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000		10,232		9,908		10,008		10,158		10,283		10,227		10,059		10,120		10,175		10,089		10,378	10,768	11,210	11,178	11,590	11,781	11,936	11,992	11,750	11,734	11,925	11,854	11,440	10,769	10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	500,000		512,174		522,826		523,046		548,095		547,386		553,193		551,599		565,284		578,594		587,826		579,914
S&P Target Date 2010 Index
Account Value [Line Items]
Accumulated Value		10,000		10,272		10,167		10,513		10,743		10,924		11,207		11,228		11,287		11,512		11,206		11,476	11,591	12,021	12,348	12,251	12,394	13,121	13,495	13,750	14,208	14,547	14,431	14,067	13,427	13,054	13,165	13,245	13,488	13,743	13,853	14,490	14,729	15,424	15,599	15,738	15,920	16,608	17,114	17,650	17,969
S&P Target Date 2010 Index
Account Value [Line Items]
Accumulated Value		10,000		10,272		10,167		10,513		10,743		10,924		11,207		11,228		11,287		11,512		11,206		11,476	11,591	12,021	12,348	12,251	12,394	13,121	13,495	13,750	14,208	14,547	14,431	14,067	13,427	13,054	13,165	13,245	13,488	13,743	13,853	14,490	14,729	15,424	15,599	15,738	15,920	16,608	17,114	17,650	17,969
S&P Target Date 2010 Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,272		$ 10,167		$ 10,513		$ 10,743		$ 10,924		$ 11,207		$ 11,228		$ 11,287		$ 11,512		$ 11,206		$ 11,476	$ 11,591	$ 12,021	$ 12,348	$ 12,251	$ 12,394	$ 13,121	$ 13,495	$ 13,750	$ 14,208	$ 14,547	$ 14,431	$ 14,067	$ 13,427	$ 13,054	$ 13,165	$ 13,245	$ 13,488	$ 13,743	$ 13,853	$ 14,490	$ 14,729	$ 15,424	$ 15,599	$ 15,738	$ 15,920	$ 16,608	$ 17,114	$ 17,650	$ 17,969
S&P Target Date 2010 Index
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 513,650		$ 537,249		$ 546,132		$ 571,903		$ 578,397		$ 583,525		$ 590,292		$ 615,776		$ 634,562		$ 654,434		$ 666,263